Discontinued Operations (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued Operations
Revenue and net loss related to discontinued operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2018	2019	2020
Revenue	$85,907	$—	$—
Net Loss	$(1,674,738)	$—	$—
Cash flow from discontinued operations for the year ended December 31, 2020, 2019 and 2018 are as follows:

	2018	2019	2020
Net cash used in operating activities	$(1,670,873)	$—	$—
Net cash provided by (used in) investing activities	355,536	$—	—
Net cash provided by financing activities	$1,268,121	$—	$—